Inventory	12 Months Ended
Mar. 31, 2026
Inventories [Abstract]
Inventory	Inventory

Accounting Policy

The Company defines inventory as all cannabis products after the point of harvest (“Cannabis Inventory”), purchased finished goods for resale, consumable supplies and accessories. Cannabis Inventory includes harvested cannabis, trim, cannabis oils, capsules, edibles and vaporizers.

Inventories of harvested cannabis are transferred from biological assets at fair value less costs to sell at the point of harvest, which becomes the deemed cost. By-products, such as trim, are measured at their net realizable value (“NRV”) at point of harvest which is deducted from the total deemed cost to give a net cost for the primary product. Any subsequent post-harvest costs are capitalized to Cannabis Inventory to the extent that the cost is less than NRV. NRV for work-in-process (“WIP”) and finished Cannabis Inventory is determined by deducting estimated remaining conversion/completion costs and selling costs from the estimated sale price achievable in the ordinary course of business. Conversion and selling costs are determined using average cost. In the period that Cannabis Inventory is sold, the fair value portion of the deemed cost is recorded within the changes in fair value of inventory and biological assets sold line, and the cost of such Cannabis Inventory, including direct and indirect costs, are recorded within the cost of sales line on the consolidated statements of income (loss) and comprehensive income (loss).

Products for resale, consumable supplies and accessories are initially recognized at cost and subsequently valued at the lower of cost and NRV. Inventory purchased from third parties is measured at weighted-average cost.
                                                                                                                                                                                                                          The Company employs significant estimates to determine its inventory provision, considering a number of factors. At the end of each reporting period, the Company performs an assessment of inventory and records an inventory provision for excess, slow moving, obsolete inventories, in addition to declines in fair value, based on the Company’s estimated forecast of product demand, production requirements, market conditions and regulatory environment.

	March 31, 2026			March 31, 2025
	Capitalized cost	Fair value adjustment	Carrying value	Capitalized cost	Fair value adjustment	Carrying value
	$	$	$	$	$	$
Harvested cannabis
Work-in-process	58,021	51,713	109,734	40,369	52,740	93,109
Finished goods	14,173	11,800	25,973	20,655	30,267	50,922
	72,194	63,513	135,707	61,024	83,007	144,031
Extracted cannabis
Work-in-process	3,768	1,916	5,684	10,980	4,917	15,897
Finished goods	7,370	655	8,025	12,998	2,686	15,684
	11,138	2,571	13,709	23,978	7,603	31,581

Supplies and consumables	4,701	—	4,701	11,402	—	11,402

Merchandise and accessories	745	—	745	911	—	911

Ending balance	88,778	66,084	154,862	97,315	90,610	187,925
During the year ended March 31, 2026, inventory expensed to cost of sales was $300.1 million (year ended March 31, 2025 – $276.1 million), which included $138.3 million (year ended March 31, 2025 – $132.0 million) related to the changes in fair value of inventory sold.
During the year ended March 31, 2026, the Company recognized $65.1 million in inventory provisions and net realizable value adjustments (year ended March 31, 2025 – $65.3 million) consisting of cost of sales of $25.3 million (year ended March 31, 2025 – $15.5 million) and changes in fair value of inventory sold of $39.9 million (year ended March 31, 2025 – $49.8 million). As at March 31, 2026, the inventory provision was $27.3 million (year ended March 31, 2025 – $25.7 million). Included in the inventory provision is $5.3 million specific to the wind down of the consumer channel.
During the year ended March 31, 2026, the Company revised its estimate for obsolescence of aging inventory. The revision was to account for the salability of aged inventory that is specific to each revenue channel the Company sells into. The change was made to account for the prioritization of sales in higher margin revenue channels. As a result, the change in estimate accounted for a decrease in the inventory provision of $9.9 million as at March 31, 2026.